DEFERRED TAX - Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movements in deferred tax liabilities:
As at January 1,		¥ 984,304
As at December 31,	$ 152,735	993,742	¥ 984,304
Temporary difference
Movements in deferred tax liabilities:
As at January 1,		1,244,139	1,921,707
Exchange realignment		(1,830)	210
Charged/ (credited) to other comprehensive income		(11,180)	(13,288)
Acquisition of a subsidiary		40,706
(Credited)/charged to profit or loss		(220,063)	(691,066)
As at December 31,		1,051,772	1,244,139
Interest capitalization
Movements in deferred tax liabilities:
As at January 1,		61,166	71,009
(Credited)/charged to profit or loss		(8,232)	(9,843)
As at December 31,		52,934	61,166
Fair value changes of financial assets
Movements in deferred tax liabilities:
As at January 1,		14,925	911
Charged/ (credited) to other comprehensive income		(11,180)	(13,288)
(Credited)/charged to profit or loss		(1,414)	726
As at December 31,		2,331	14,925
Depreciation and amortization
Movements in deferred tax liabilities:
As at January 1,		7,474	7,654
(Credited)/charged to profit or loss		185	(180)
As at December 31,		7,659	7,474
Unrealized losses of consolidation
Movements in deferred tax liabilities:
As at January 1,			4,889
(Credited)/charged to profit or loss			(4,889)
Fair value adjustments arising from acquisition of subsidiaries
Movements in deferred tax liabilities:
As at January 1,		977,342	1,000,667
Exchange realignment		(1,830)	210
Acquisition of a subsidiary		40,706
(Credited)/charged to profit or loss		(27,370)	(23,535)
As at December 31,		988,848	977,342
Investment in a subsidiary
Movements in deferred tax liabilities:
As at January 1,		183,232	800,640
(Credited)/charged to profit or loss		¥ (183,232)	(617,408)
As at December 31,			183,232
Investment in an associate
Movements in deferred tax liabilities:
As at January 1,			35,937
(Credited)/charged to profit or loss			¥ (35,937)